Income Taxes - Schedule of Unrecognized Deferred Income Tax Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 469,264	$ 412,519	$ 372,240
Unused tax losses [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	350,611	306,332	269,898
Deductible tax temporary difference [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 118,653	$ 106,187	$ 102,342